RELATED PARTY TRANSACTIONS - Additional information (Details) - USD ($)			3 Months Ended	4 Months Ended
	Nov. 23, 2020	Aug. 21, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Nov. 27, 2020
Related Party Transaction [Line Items]
Repayment of promissory note - related party				$ 124,826	$ 124,826
Promissory note - related party			$ 0	0	$ 0
Exercise price of warrants						$ 11.50
Administrative Support Agreement
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party			30,000	$ 0
Sponsor
Related Party Transaction [Line Items]
Face amount		$ 300,000
Affiliate
Related Party Transaction [Line Items]
Administrative expenses - related party	$ 10,000
Related Party Loans
Related Party Transaction [Line Items]
Maximum loans converted into warrants			$ 1,500,000
Exercise price of warrants			$ 1.00